Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	138 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2022
Disclosure of Dividends [line items]
Dividend declared	$ 49,429	$ 67,688	$ 45,071	$ 58,478	$ 114,502	$ 1,659,000